Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Flexible Bond Portfolio

Janus Henderson Forty Portfolio

Janus Henderson Global Bond Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Global Technology Portfolio

Janus Henderson Global Unconstrained Bond Portfolio

Janus Henderson Mid Cap Value Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Research Portfolio

Janus Henderson U.S. Low Volatility Portfolio

(the “Portfolios”)

Supplement dated December 31, 2018

to Currently Effective Statements of Additional Information

Effective December 31, 2018, James T. Rothe, a member of the Board of Trustees (the “Board”) of Janus Aspen Series (the “Trust”), has retired from his role as an Independent Trustee of the Trust pursuant to the retirement policy set forth in the Portfolios’ Governance Procedures and Guidelines.

All references to Mr. Rothe serving in the capacity as an Independent Trustee of the Trust are deleted to reflect this change in Board composition.

Please retain this Supplement with your records.